Interest-bearing loans and borrowings - Other borrowings (Details) $ in Thousands, € in Millions				1 Months Ended	12 Months Ended
	May 08, 2025 USD ($)	Dec. 04, 2023 T	Jun. 06, 2017 EUR (€)	Dec. 31, 2025 USD ($) arrangement vessel	Dec. 31, 2025 USD ($) arrangement vessel	Dec. 31, 2025 EUR (€) arrangement vessel	Mar. 12, 2025 USD ($)	Mar. 04, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Oct. 01, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 5,549,789	$ 5,549,789				$ 2,622,255		$ 930,713
Hedging instruments | Forward exchange contracts used for hedging
Disclosure of detailed information about borrowings [line items]
Financial assets				500	500				1,400
Treasury notes
Disclosure of detailed information about borrowings [line items]
Notional Value | €			€ 50.0									€ 150.0
Borrowings				43,100	43,100	€ 36.7			$ 63,000	€ 60.6
Borrowings term			1 year
Treasury notes | Euribor
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			0.60%
Sale and leaseback agreement
Disclosure of detailed information about borrowings [line items]
Borrowings				2,107,600	2,107,600
Sale and leaseback agreement | Golden Ocean Group Limited
Disclosure of detailed information about borrowings [line items]
Notional Value							$ 303,100
Borrowings				$ 1,025,200	$ 1,025,200
Number of sale and leaseback arrangements | arrangement				4	4	4
Number of sold and leased back vessels | vessel				20	20	20
Sale and leaseback agreement | Minimum | Golden Ocean Group Limited
Disclosure of detailed information about borrowings [line items]
Borrowings term				9 years
Sale and leaseback agreement | Maximum | Golden Ocean Group Limited
Disclosure of detailed information about borrowings [line items]
Borrowings term				10 years
Sale and leaseback agreement | Suedmax Cypress
Disclosure of detailed information about borrowings [line items]
Property plant and equipment, boat carrying capacity | T		157,310
Sale and leaseback agreement | Suezmax Cedar
Disclosure of detailed information about borrowings [line items]
Property plant and equipment, boat carrying capacity | T		157,310
Sale and leaseback agreement | Suezmaxes Cypres and Cedar
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 133,900	$ 133,900
Bareboat leaseback contract duration		14 years
Sale and leaseback agreement | Newbuilds
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 948,500	$ 948,500
Sale and leaseback agreement | Newbuilds | Minimum
Disclosure of detailed information about borrowings [line items]
Bareboat leaseback contract duration					10 years
Sale and leaseback agreement | Newbuilds | Maximum
Disclosure of detailed information about borrowings [line items]
Bareboat leaseback contract duration					15 years
Sale and leaseback agreement | Secured Overnight Financing Rate (SOFR) | Minimum | Golden Ocean Group Limited
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				1.70%	1.70%	1.70%
Sale and leaseback agreement | Secured Overnight Financing Rate (SOFR) | Maximum | Golden Ocean Group Limited
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				1.95%	1.95%	1.95%
Sale and leaseback agreement | Secured Overnight Financing Rate (SOFR) | Suezmaxes Cypres and Cedar
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		4.35%
Sustainability saving adjustment		0.0010
Sale and leaseback agreement | Secured Overnight Financing Rate (SOFR) | Newbuilds | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				1.95%	1.95%	1.95%
Sale and leaseback agreement | Secured Overnight Financing Rate (SOFR) | Newbuilds | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				4.21%	4.21%	4.21%
2,000 Million Facilities Agreement with Bank Syndicate
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 2,000,000						$ 2,000,000	$ 2,000,000
Borrowings				$ 1,194,700	$ 1,194,700
Borrowings term	5 years